Benefit Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Benefit Plans [Abstract]
Matching contributions made by employer	$ 0.3	$ 0.5